Additional Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other income, net	¥ 128,152	$ 17,557	¥ 130,264	¥ 230,631
Foreign exchange (loss) gain	8,004	1,097	(2,149)	15,048
Income tax expenses	(239,411)	(32,799)	(106,804)	(96,035)
Net income	3,123,437		2,227,093	411,900
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	325,474	44,590	386,701	1,972,520
Parent Company [Member]
Cost and operating expenses	(485,955)	(66,576)	(526,819)	(1,033,444)
Interest income	608,065	83,305	771,606	326,699
Investment income	56,225	7,703	52,177	23,405
Unrealized (losses) gains from fair value changes of investments	3,233	443	12,852	(39,131)
Other income, net	123,602	16,934	116,546	228,955
Foreign exchange (loss) gain	(437)	(60)	1,152	(1,646)
Income tax expenses	(83,501)	(11,440)	(93,914)	(96,032)
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	2,848,617	390,259	1,879,288	997,956
Net income	3,069,849	420,568	2,212,888	406,762
Other comprehensive income
Unrealized gains on available-for-sale investments, net of reclassification	599	82	0	0
Foreign currency translation adjustments, net of tax of nil	325,474	44,590	386,701	1,972,520
Total comprehensive income	¥ 3,395,922	$ 465,240	¥ 2,599,589	¥ 2,379,282